Retirement Plans (Schedule of Changes in Projected Benefit Obligations) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of year	$ 170,478,000	$ 163,531,000
Service cost	8,515,000	7,752,000	6,988,000
Interest cost	8,236,000	7,592,000	7,265,000
Plan Amendments	952,000
Actuarial (gain) loss	30,556,000	(3,109,000)
Benefits payments and expenses	(5,829,000)	(5,288,000)
Benefit obligation at end of year	212,908,000	170,478,000	163,531,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	154,650,000	135,016,000
Actual gain on plan assets	8,777,000	22,922,000
Employer contributions	350,000	2,000,000
Benefits payments and expenses	(5,829,000)	(5,288,000)
Fair value of plan assets at end of year	157,948,000	154,650,000	135,016,000
Unfunded Status	$ 54,960,000	$ 15,828,000